Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	HINTO ENERGY, INC
Entity Central Index Key	0001087734
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 286,645	$ 487,501
Deposits	111,250	25,000
Total Current Assets	397,895	512,501
Other assets:
Oil and Gas Leases	676,700	478,200
Total Other Assets	676,700	478,200
Total Assets	1,074,595	990,701
Liabilities and Stockholders' (Deficit) Equity
Accounts payable	106,403	71,316
Accrued liabilities	47,493	47,510
Convertible notes payable	0	500,000
Stock subscriptions payable	0	40,000
Notes payable, other	375,000	375,000
Total Current Liabilities	528,896	1,033,826
Long term note payable	500,000	500,000
Total liabilities	1,028,896	1,533,826
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 50,000,000 shares authorized, 13,925,931 and 9,375,000 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	13,926	938
Additional paid-in capital	991,988	194,284
Deficit accumulated during the development stage	(960,215)	(797,606)
Total Stockholders' (Deficit) Equity	45,699	(602,384)
Non-controlling interest	0	59,259
Total stockholders' (deficit) equity including non-controlling interest	45,699	(543,125)
Total liabilities and stockholders' (deficit) equity	$ 1,074,595	$ 990,701

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001
Common Stock shares authorized	50,000,000	100,000,000
Common stock shares issued	13,925,931	9,375,000
Common Stock shares outstanding	13,925,931	9,375,000

Consolidated Statements of Operations (Unaudited) (USD $)	1 Months Ended	3 Months Ended	10 Months Ended	13 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue:	$ 0	$ 0	$ 0	$ 0
Operational expenses:
Office expenses	0	156,570	245,322	401,892
Goodwill write off/impairment	0	0	339,195	339,195
Consulting fees	0	63,230	210,936	272,433
Total operational expenses	0	219,800	795,453	1,013,520
Other Income (Expenses)
Interest expense	0	(17,859)	(33,575)	(51,434)
Total other income (expense)	0	(17,859)	(33,575)	(51,434)
Net loss	0	(237,659)	(829,028)	(1,064,954)
Less: Loss contributable to non-controlling interest	0	0	31,422	0
Net loss attibutable to South Uintah Gas Properties	$ 0	$ (237,659)	$ (797,606)	$ (1,064,954)
Net loss per common share - Basic	$ 0	$ (0.02)	$ (0.14)
Net loss per common share - Fully diluted
Weighted average number of common stock outstanding	0	11,773,206	5,824,666

Consolidated Statements of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated During Development Stage	StockholdersEquitySouthUintahGasPropertiesIncMember	Noncontrolling Interest	Total
Opening Balance, amount at Mar. 07, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Opening Balance, shares at Mar. 07, 2011	0
Issuance of stock for cash, shares	2,000,000
Issuance of stock for cash, amount	2,000	(1,800)		200		200
Issuance of Founder Shares for services, Shares	5,500,000
Issuance of Founder Shares for services, Amount	5,500	(4,950)		550		550
Issuance of Common Stock for oil and gas leases, Shares	2,000,000
Issuance of Common Stock for oil and gas leases, Amount	2,000	(1,800)		200		200
Shares cancelled in exchange for Hinto shares held by South Unitah, Shares	(300,000)
Shares cancelled in exchange for Hinto shares held by South Unitah, Amount	(300)	300		0		0
Issuance of shares for consulting, Shares	175,000
Issuance of shares for consulting, Amount	175	(157)		18		18
Issuance of stock for cash by Hinto		147,000		147,000	63,000	210,000
Shareholder capital contribution		63,000		63,000	27,000	90,000
Minority interest at purchase of majority interest in subsidiary					(16,797)	(16,797)
Net Loss			(797,606)	(797,606)	(31,422)	(829,028)
Recapitalization, due to reverse merger, Shares	2,000,000
Recapitalization, due to reverse merger, Amount	2,000	71,203	(31,422)	41,781	(41,781)	0
Ending Balance, amount at Dec. 31, 2011	11,375	272,796	(827,295)	(543,124)	0	(543,125)
Ending Balance, shares at Dec. 31, 2011	11,375,000
Issuance of stock for cash, shares	410,000
Issuance of stock for cash, amount	410	204,590		205,000		205,000
Issuance of stock for cash by Hinto		0		0	0	0
Shareholder capital contribution		0		0	0	0
Issuance of shares for services, Shares	69,000
Issuance of shares for services, Amount	69	103,431		103,500		103,500
Net Loss			(237,659)	(237,659)		(237,659)
Conversion of notes to common stock, Shares	2,071,931
Conversion of notes to common stock, Amount	2,072	515,910		517,982		517,982
Ending Balance, amount at Mar. 31, 2012	$ 13,926	$ 1,096,727	$ (1,064,954)	$ 45,699	$ 0	$ 45,699
Ending Balance, shares at Mar. 31, 2012	13,925,931

Consolidated Statements of Cash Flows (Unaudited) (USD $)	1 Months Ended	3 Months Ended	10 Months Ended	13 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ 0	$ (237,659)	$ (829,028)	$ (1,064,954)
Adjustments to net loss for non-cash items:
Accrued interest converted to stock	0	17,982	0	17,982
Write down of goodwill in subsidiary	0	0	339,195	339,195
Compensatory stock issuances	0	17,250	2,300	17,800
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) decrease in deposits and advances	0	0	(25,000)	(25,000)
Increase in accounts payable	0	35,088	15,424	50,529
Increase in accrued liabilities	0	(17)	47,510	47,493
Increase in stock subscription payable	0	0	40,000	40,000
Net Cash Used by Operating Activities	0	(167,356)	(409,599)	(576,955)
Cash Flows from Investing Activities
Investment in Garner Investments, Inc.	0	0	(300,000)	(300,000)
Investment in well	0	(198,500)		(198,500)
Purchase of Oil and Gas leases	0	0	(303,000)	(303,000)
Net Cash Used in Investing Activities	0	(198,500)	(603,000)	(801,500)
Cash Flows from Financing Activities:
Proceeds from convertible promissory notes	0	0	1,000,000	1,000,000
Proceeds from other notes payable	0	0	400,000	400,000
Payments on other notes payable	0	0	(200,000)	(200,000)
Proceeds from shareholder contribution	0	0	90,000	90,000
Proceeds from stock sales	0	165,000	210,100	375,100
Net Cash Provided by Financing Activities	0	165,000	1,500,100	1,665,100
Net Increase (decrease) in Cash	0	(200,856)	487,501	286,645
Cash and Cash Equivalents - Beginning of Period	0	487,501	0	0
Cash and Cash Equivalents - End of Period	0	286,645	487,501	286,645
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense	0	0	0	0
Cash paid for income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Net deficit of subsidiary on purchase	0	0	(55,992)	(55,992)
Issuance of notes payable for assets	0	0	175,000	175,000
Issuance of common stock for accounts payable	0	17,250	100	100
Issuance of common stock for oil lease	$ 0	$ 0	$ 200	$ 200

BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy, Inc. (“the Company”) was incorporated in February 13, 1997 in the state of Wyoming. The Company was originally incorporated for the purpose of general investing. Due to an inability to raise adequate financing the Company was forced to cease operations in 2001. On October 12, 2004, the Company filed a Form 15-12G, with the Securities and Exchange Commission (“SEC”) to cease its filing obligations under the Securities Act of 1934. On November 14, 2007, the Company filed a Registration Statement on Form S-1 in order to register its outstanding shares of common stock and resume its SEC filing status.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Share Exchange Agreement

On July 27, 2011, the Company entered into a Share Exchange and Acquisition Agreement with South Uintah Gas Properties, Inc. (“South Uintah”) and the South Uintah shareholders. Pursuant to the Share Exchange and Acquisition Agreement (“the Agreement”), the Company has agreed to issue shares of its restricted common stock for 100% of the issued and outstanding common stock of South Uintah. The shares are to be exchanged on a one for one basis.

The closing of the transaction is dependent upon the delivery of audited financial statements by South Uintah.

Prior to the signing of the Agreement, South Uintah had purchased 3,000,000 shares of the Company’s common stock from its then majority shareholder Ms. Sharon Fowler. After such purchase, South Uintah holds approximately 70% of the issued and outstanding common stock of the Company. As part of the Agreement, South Uintah has agreed to return the 3,000,000 shares of common stock to the Company. On December 22, 2011 the Company and South Uintah modified the purchase agreement and reduced the number of shares to be returned by South Uintah by 300,000, to 2,700,000. The Company plans to retire such shares to treasury at that time.

On January 23, 2012 the Company completed the Share Exchange and Acquisition Agreement (“the Agreement”) and the shareholders of South Uintah became the majority shareholders of Hinto Energy, Inc. Hinto issued 11,446,931 shares of stock in a one for one share exchange, assumed $175,000 in notes payable and issued 6,700,000 of warrants in a one for one exchange with South Uintah warrant holders. South Uintah returned 2,700,000 shares of Hinto stock to the Company, such stock being cancelled. The Company accounted for the Share Exchange and Acquisition as a reverse capitalization, with South Uintah being the accounting acquirer.

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception, in this case, South Uintah Gas Properties, Inc., for the period March 8, 2011 through December 31, 2011 and the combined companies, Hinto and South Uintah from January 1, 2012 forward.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the periods ended March 31, 2012 and December 31, 2011, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the period ended March 31, 2012, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

South Uintah Gas Properties, Inc. (“the Company”) was incorporated on March 8, 2011 in the state of Colorado. The Company intends to become an independent energy company that intends to acquire and develop oil and gas properties.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its majority (approximately 57 percent) owned subsidiary, Hinto Energy, Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Going Concern

The Company’s financial statements for the period of March 8, 2011 (Inception) through December 31, 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported an accumulated total shareholders’ deficit of $602,384 as of December 31, 2011. The Company has not recognized any revenues from its activities since inception. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the period from March 8, 2011 ended December 31, 2011, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Noncontrolling interest

A subsidiary of the Company has minority members, representing ownership interests of 43% at December 31, 2011. The Company accounts for these minority, or noncontolling interests pursuant to ASC 810-10-65 whereby gains or losses in a subsidiary with a noncontrolling interest are allocated to the noncontrolling interest based on the ownership percentage of the noncontrolling interest, even if that allocation results in a deficit noncontrolling interest balance.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the period of March 8, 2011 (Inception) through December 31, 2011, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

GOING CONCERN AND MANAGEMENTS' PLAN	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
GOING CONCERN AND MANAGEMENTS' PLAN

NOTE 2 – GOING CONCERN AND MANAGEMENTS’ PLAN

The Company’s financial statements for the three months ended March 31, 2012 and the period of March 3, 2011 through December 31, 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of $237,659 for the three months ended March 31, 2012, and an accumulated deficit of $1,064,954 as of March 31, 2012. At March 31, 2012, the Company had a working capital deficit of $131,001.

The future success of the Company is likely dependent on its ability to attain additional capital, or to find an acquisition to add value to its present shareholders and ultimately, upon its ability to attain future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations. Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.

OIL AND GAS LEASES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
OIL AND GAS LEASES

NOTE 3 – OIL AND GAS LEASES

The Company purchased a farmout of deep right interests in approximately 5,000 net acres in the Uintah Basin in Utah in July 2011, amended in December 2011. The purchase price of the farmout interest was $478,200, made up of $303,000 in cash, $175,000 in notes payable and $200 in common stock (2,000,000 shares.) The Company has subsequently expended an additional $198,500 in cash for the completion of a gas pipeline connection, surface equipment and initial well rework.

NOTE 2 – OIL AND GAS LEASES

The Company purchased a farmout of deep right interests in approximately 5,355 gross acres and 4,887 net acres in the Uintah Basin in Utah in July 2011, amended in December 2011, with conveyance of approximately 4,100 acres made in 2011, and the remainder in February 2012. The purchase price of the farmout interest was $478,200, made up of $303,000 in cash, $175,000 in notes payable and $200 in common stock.

INVESTMENT IN HINTO ENERGY, INC.	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
INVESTMENT IN HINTO ENERGY, INC.

NOTE 3 – INVESTMENT IN HINTO ENERGY, INC.

On July 12, 2011, the Company purchased 3,000,000 shares of the common stock of Hinto Energy, Inc. (Hinto), formerly Garner Investments, Inc., for cash of $300,000. The Company entered into a Share Purchase and Exchange Agreement with Hinto, on July 27, 2011 as discussed in Note 9. Upon the completion a proposed merger with Hinto, the Company has agreed to return the 2,700,000 shares to Hinto. The purchase resulted in the Company recording goodwill of approximately $339,000, negative net worth in the subsidiary of approximately $56,000 and noncontrolling interest of approximately negative $17,000.

CURRENT LIABILITIES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
CURRENT LIABILITIES

NOTE 4 – CURRENT LIABILITIES

The Company has $375,000 in other notes payable that it expects to be paid in the next twelve months. Of this amount, $200,000 is to be returned to a former investor. Further information regarding the $200,000 amount payable is found in Note 7.

LONG TERM NOTE PAYABLE	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
LONG TERM NOTE PAYABLE

NOTE 5– LONG TERM NOTE PAYABLE

The Company placed a $500,000 secured convertible note payable with a single investor. The note has a term of 3 years, an interest rate of 10%, is convertible into the Company’s common stock at $1 per share and is secured by oil and gas leases held by South Uintah Gas Properties, Inc.

NOTE 4 – CONVERTIBLE PROMISSORY NOTES

The Company has issued $500,000 of convertible promissory notes. The notes earn interest at 6% per annum, are unsecured, with principal and interest convertible in whole or in part by the holder into common shares of the Company at $.25 per share any time prior to repayment. Conversion of the entire principal amount of $500,000 would result in an additional 2,000,000 outstanding common shares. The notes are due at various dates from April through July 2012. 2,000,000 common stock purchase warrants exercisable at $.50 were issued in connection with these notes. The Company has recognized no beneficial conversion expense on the convertible notes as the Company’s common stock currently has no trading market or established cash market price.

In December 2011, the Company’s majority owned subsidiary, Hinto Energy, Inc., issued a $500,000 secured three year note payable, with principal and interest convertible in whole or in part by the holder into common shares of Hinto Energy, Inc. at $1.00 per share any time prior to repayment, and bearing interest at 10% per annum, with interest payable quarterly. The Company has recognized no beneficial conversion expense on the convertible note as the conversion feature was not in the money.

NOTES PAYABLE, OTHER	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTES PAYABLE, OTHER

NOTE 5 – NOTES PAYABLE, OTHER

The Company issued two non-interest bearing notes payable for a total of $175,000 as part of the purchase price of the lease interest described in Note 2. One note for $75,000 is due in one year, and the second note for $100,000 is due in two years.

In May 2011 the Company accepted a Subscription Agreement for $500,000 in exchange for a $500,000 Secured Convertible Promissory Note in the amount of $500,000, 1,000,000 shares of Company’s common stock and warrants exercisable for a total of 2,000,000 shares of the Company’s common stock with prices ranging from $0.25 per share to $1.50 per share. At the time of the closing, the Company received $400,000 of the $500,000. On September 6, 2011, after a failure to receive the remaining $100,000 from the subscriber, South Uintah Gas gave notice to the subscriber of its termination of the Subscription Agreement and associated agreements due to a failure of the subscriber to perform its obligations. As a result, South Uintah Gas has cancelled the shares and the warrants issued to the subscriber, repaid $200,000 and is making arrangements to repay the remaining $200,000 in full to the former subscriber.

STOCKHOLDERS' EQUITY	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At March 31, 2012, the Company had 13,925,931 shares of its common stock issued and outstanding.

During the three months ended March 31, 2012, the Company issued 410,000 shares of its common stock to investors that purchased $205,000 of the securities at a price of $.50 per common share and 69,000 shares for services to be provided over a six month period beginning in February 2012, valued at $1.50 per share.

The Company also issued 11,375,000 of its restricted common shares to acquire South Uintah Gas Properties, Inc.

Preferred Stock

On August 18, 2011, the Company filed an amendment to the Articles of Incorporation with the Secretary of State of Wyoming to authorize 25,000,000 shares of Preferred Shares to be designated in any series or classes and with those rights, privileges and preferences to be determined at the discretion of the Company’s Board of Directors. At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company’s shareholders approved the 2011 Hinto Energy, Inc. Stock Option and Award Incentive Plan (“Plan”). The Plan provides for the grant of stock options to directors, officers, employees, consultants, and advisors of the Company. The Plan is administered by a committee consisting of members of the Board of Directors (the "Stock Option Committee"), or in its absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance subject to options. As of the date of this Proxy Statement, the Board has not approved the grant of any options to purchase shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

The Company had the following warrants outstanding at March 31, 2012:

Warrants	Term in years	Vesting in years	Exercise Price
3,000,000	3 to 5	Variable	$2.00
1,700,000	3	1	$1 and $3
2,000,000	2	Vested	$0.50

Each warrant gives the holder the right to purchase one share of the Company’s common stock at the exercise price. The 3,000,000 unvested warrants, issued in connection with consulting services, vest at various dates from May 2012 through June 2014 and expire at various dates from May 2014 through June 2016. The 1,700,000 unvested warrants, issued in connection with consulting services, vest at various dates from June 2012 through November 2012, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3. The 2,000,000 warrants currently exercisable were issued in connection with notes payable and expire at dates from May 2013 through July 2013. These 2,000,000 warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the exercise price under various conditions, generally if the Company completes a $4,500,000 private placement of common stock. No expense was recorded by the Company on the issuance of any of the 6,700,000 warrants, as the Company’s common stock has no trading market and no material common stock cash sales have been made, and thus none of the warrants were in the money.

NOTE 6- STOCKHOLDERS’ EQUITY (DEFICIT)

The authorized capital stock of the Company is 100,000,000 shares of common stock and 25,000,000 or preferred stock, both with a $0.0001 par value. At December 31, 2011, Company had 9,375,000 shares of its common stock issued and outstanding.

The Company’s subsidiary Hinto Energy, Inc., at December 31, 2011 had a stock subscription payable of $40,000 to an individual calling for the issuance for 80,000 Hinto Energy, Inc. common shares.

WARRANTS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
WARRANTS

NOTE 7 - WARRANTS

The Company had the following warrants outstanding at December 31, 2011:

Warrants	Term in years	Vesting in years	Exercise Price
3,000,000	3 to 5	Variable	$2.00
1,700,000	3	1	$1 and $3
2,000,000	2	Vested	$0.50

Each warrant gives the holder the right to purchase one share of the Company’s common stock at the exercise price. The 3,000,000 vested warrants, issued in connection with consulting services, vest at various dates from May 2012 through June 2014 and expire at various dates from May 2014 through June 2016. The 1,700,000 vested warrants, issued in connection with consulting services, vest at various dates from June 2012 through November 2012, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3. The 2,000,000 warrants currently exercisable were issued in connection with notes payable and expire at dates from May 2013 through July 2013. These 2,000,000 warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the exercise price under various conditions, generally if the Company completes a $4,500,000 private placement of common stock. No expense was recorded by the Company on the issuance of any of the 6,700,000 warrants, as the Company’s common stock has no trading market and no material common stock cash sales have been made, and thus none of the warrants were in the money.

INCOME TAXES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 8 – INCOME TAXES

The Company is subject to federal and domestic income taxes. The Company has had no income, and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial reporting and tax purposes. The Company’s deferred tax assets consist entirely of the benefit from net operating loss (NOL) carry-forwards. The NOL carry forwards expire in various years through 2030. The Company’s deferred tax assets are offset by a valuation allowance due to the uncertainty of the realization of the NOL carry-forwards. NOL carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows:

Period Ending	Estimated NOL Carry-forward benefit	Valuation Allowance	Net Tax Benefit

December 31, 2011	$307,038	$(307,038)	-

SHARE PURCHASE AND EXCHANGE AGREEMENT	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SHARE PURCHASE AND EXCHANGE AGREEMENT

NOTE 9 – SHARE PURCHASE AND EXCHANGE AGREEMENT

The Company has entered into a Share Exchange and Acquisition Agreement (Agreement) with Hinto Energy, Inc., formerly Garner Investments, Inc., and its Shareholders whereby Hinto will acquire the Company for 9,375,000 common shares, up to $675,000 in convertible and non-convertible promissory notes, plus accrued interest and 6,700,000 warrants in varying increments and exercise prices, subject to receipt of audited financial statements in accordance with SEC Rules and Regulations. The Company will return 2,700,000 shares of Hinto stock currently held by the Company.

RELATED PARTY TRANSACTIONS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Of the $71,316 in outstanding Company accounts payable at December 31, 2011, $66,361 is to a related party shareholder for legal services. A related party shareholder donated $90,000 in legal fee payments to the capital of the Company in 2011.

LEGAL MATTERS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
LEGAL MATTERS

NOTE 7 – LEGAL MATTERS

In March 2012 a note holder of South Uintah Gas Properties, Inc., Bridge Industries, LLC filed a complaint against the Company in the Circuit Court of the Eighteenth Judicial Circuit, Seminole County, Florida, alleging in general breach of contract and seeking return of all monies lent to South Uintah Gas Properties, Inc. of $400,000, the value of 1,000,000 shares of the Company’s common stock and other equity appreciation, and compensation for services and costs. The Company is evaluating the action and its response, and the outcome of the case is currently unknown.

SUBSEQUENT EVENTS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 8 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the period ended March 31, 2012, through May 8, 2012 and found no reportable subsequent events.

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated it activities subsequent to the year ended December 31, 2011 through May 17, 2012 and found the following reportable subsequent events.

The Company has converted $500,000 in convertible notes payable and accrued interest into 2,071,931 common shares.

The acquisition of the Company by Hinto Energy, Inc. occurred on January 23, 2012, with the Company becoming a wholly owned subsidiary of Hinto Energy, Inc. The acquisition resulted in the Company’s’ shareholders exchanging 11,446,931 common shares, which included the 2,071,031 common shares resulting from note conversion mentioned in the previous paragraph of this Note 10, for shares of Hinto Energy common stock, exchanging 6,700,000, 2 to 5 year warrants, with exercise prices ranging from $1 to $3 dollars per share for warrants to purchase Hinto Energy stock, exchanging $175,000 of the Company’s promissory notes payable for notes payable by Hinto Energy, and the return of 2,700,000 shares of the Hinto Energy’s common stock currently held by South Uintah to Hinto Energy, Inc.

In March 2012 a note holder of South Uintah Gas Properties, Inc., Bridge Industries, LLC filed a complaint against the Company and Hinto Energy, Inc. in the Circuit Court of the Eighteenth Judicial Circuit, Seminole County, Florida, alleging in general breach of contract and seeking return of all monies lent to South Uintah Gas Properties, Inc. of $400,000, $200,000 which remains outstanding, the value of 1,000,000 shares of the Company’s common stock and other equity appreciation, and compensation for services and costs. The Company is evaluating the action and its response, and the outcome of the case is currently unknown.